UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2004





ITEM 1.  REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                     Maxim MFS(R) Small-Cap Growth Portfolio

                                  Annual Report

                                December 31, 2004

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim MFS(C) Small-Cap Growth Portfolio



Market environment


For stock investors, 2004 was a bumpy ride with a smooth finish. In the end, improving fundamental factors such as corporate spending and earnings growth triumphed and drove equity markets to solid gains for the year. During the 12-month period, investors endured skyrocketing oil prices, rising short-term interest rates, a volatile and retreating U.S. dollar, record budget and trade deficits, and war in Iraq -- and for a time it seemed these factors would lead to flat or negative annual performance for many investments. But by the last quarter of 2004, oil prices retreated, investors seemed to adopt a less negative view of other broad economic issues, and markets appeared to recognize that both corporate profits and economic growth were up solidly, if not spectacularly, for the year. At MFS(R), we believed that as the year came to a close the global economy was still in the midst of a sustainable broad-based recovery.

Detractors from performance

Relative to the fund's benchmark, the Russell 2000 Growth Index, the health care, energy, and business products and services sectors were the most significant detractors to relative performance over the period.

Stock selection hurt results in the health care sector. Medicis Pharmaceutical was a significant detractor in the sector. A relative underweighting and, to a lesser extent, stock selection held back performance in the energy sector.

Stock selection also led to underperformance in the business products and services area. Post-secondary education providers Career Education Services and Skillsoft* were noteworthy detractors in the sector. In the industrial goods and services sector, stock selection and, to a lesser extent, a relative underweighting held back relative returns.

A number of technology stocks were also among the fund's most significant detractors during the period. These included PMC-Sierra, Powerwave Technologies*, @Road*, Applied Films, and eCollege.com*.

The fund's cash position detracted from relative performance as well. As with nearly all mutual funds, this fund holds some cash to buy new holdings and to provide liquidity. In a period when equity markets performed strongly, holding any cash hurt performance against our benchmark, the Russell 2000 Growth Index, which has no cash position.

Contributors to performance

The utilities and communications, autos and housing, and retailing sectors were the fund's strongest contributors to relative performance over the period.

In the utilities and communications sector, stock selection aided relative results. Cellular tower operator Spectrasite and Andrew Corporation*, a supplier of infrastructure products to wireless communications firms, were strong relative contributors in the sector.

Stock selection in the retailing sector and the autos and housing sector benefited performance as well. Eagle Materials, a supplier of cement, wallboard, and other construction materials, made a strong contribution in the autos and housing sector, while pet products chain PETsMART* was a significant relative performer in the retailing area.

Individual holdings in other sectors that contributed to relative results included technology firms Open Text*, Digital River*, and McAfee*, as well as medical equipment firm Aspect Medical Systems.





* These stocks were no longer in the fund as of period-end on December 31, 2004.



The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

It is not possible to invest directly in an index.

The portfolio is actively managed and current holdings may be different.




                    Maxim MFS(R) Small-Cap
                      Growth Portfolio       Russell 2000 Index

   11/01/1994             10,000.00               10,000.00
   12/31/1995             13,179.00               12,844.00
   12/31/1996             16,701.75               14,968.10
   12/31/1997             19,824.97               18,295.71
   12/31/1998             23,318.13               17,886.32
   12/31/1999             42,154.52               21,688.95
   12/31/2000             36,935.79               21,033.95
   12/31/2001             28,495.96               21,557.69
   12/31/2002             19,676.46               17,142.68
   12/31/2003             25,766.33               25,242.59
   12/31/2004             27,309.73               29,869.56


Maxim MFS(R) Small-Cap Growth Portfolio
Total Return -

One Year:                  5.99%

Five Year:                 -8.31%
Ten Year:                  10.57%


Portfolio Inception:       11/1/94


This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim MFS(R) Small-Cap Growth Portfolio, made at its inception, with the performance of the Russell 2000 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of MFS(R) Small-Cap Growth Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS(R) Small-Cap Growth Portfolio of the Maxim Series Fund, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP
Deloitte & Touche LLP

February 14, 2005

MAXIM SERIES FUND, INC.
Financial Statements and Financial Highlights for the Years
Ended December 31, 2004 and 2003

Maxim MFS(R) Small-Cap Growth Portfolio

MAXIM SERIES FUND, INC.

MAXIM MFS(R) SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, market value  (1)                                                      $        222,831,644
     Cash                                                                                                            74,376
     Dividends receivable                                                                                            47,867
     Subscriptions receivable                                                                                       352,390
     Receivable for investments sold                                                                              2,371,772
                                                                                                         -------------------
                                                                                                         -------------------

     Total assets                                                                                               225,678,049
                                                                                                         -------------------
                                                                                                         -------------------

LIABILITIES:
     Due to investment adviser                                                                                      206,235
     Redemptions payable                                                                                          1,210,094
     Payable for investments purchased                                                                              311,639
                                                                                                         -------------------
                                                                                                         -------------------

     Total liabilities                                                                                            1,727,968
                                                                                                         -------------------
                                                                                                         -------------------

NET ASSETS                                                                                             $        223,950,081
                                                                                                         ===================
                                                                                                         ===================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                                     $          1,390,825
     Additional paid-in capital                                                                                 252,005,981
     Net unrealized appreciation on investments                                                                  27,752,387
     Accumulated net realized loss on investments                                                               (57,199,112)
                                                                                                         -------------------
                                                                                                         -------------------

NET ASSETS                                                                                             $        223,950,081
                                                                                                         ===================
                                                                                                         ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                                                  $              16.10
                                                                                                         ===================
                                                                                                         ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                                                 200,000,000
     Outstanding                                                                                                 13,908,253

(1)  Cost of investments in securities:                                                                $        195,079,257

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MFS(R) SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                                                           $            53,671
     Dividends                                                                                                      543,545
                                                                                                          ------------------
                                                                                                          ------------------

     Total income                                                                                                   597,216
                                                                                                          ------------------
                                                                                                          ------------------

EXPENSES:
     Audit fees                                                                                                      12,972
     Bank and custodial fees                                                                                         78,132
     Investment administration                                                                                       81,871
     Management fees                                                                                              2,043,759
     Other expenses                                                                                                  25,878
                                                                                                          ------------------
                                                                                                          ------------------

     Total expenses                                                                                               2,242,612

     Less amount reimbursed by investment adviser                                                                    19,687
                                                                                                          ------------------
                                                                                                          ------------------

     Net expenses                                                                                                 2,222,925
                                                                                                          ------------------
                                                                                                          ------------------

NET INVESTMENT LOSS                                                                                              (1,625,709)
                                                                                                          ------------------
                                                                                                          ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                             8,999,737
     Change in net unrealized appreciation on investments                                                         4,667,501
                                                                                                          ------------------
                                                                                                          ------------------

     Net realized and unrealized gain on investments                                                             13,667,238
                                                                                                          ------------------
                                                                                                          ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                    $        12,041,529
                                                                                                          ==================
                                                                                                          ==================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MFS(R) SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                2004                 2003
                                                                                          ------------------    ----------------
                                                                                          ------------------    ----------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment loss                                                                $        (1,625,709)  $        (876,402)
     Net realized gain on investments                                                             8,999,737          18,869,877
     Change in net unrealized appreciation on investments                                         4,667,501          26,866,240
                                                                                          ------------------    ----------------
                                                                                          ------------------    ----------------

     Net increase in net assets resulting from operations                                        12,041,529          44,859,715
                                                                                          ------------------    ----------------
                                                                                          ------------------    ----------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                          113,052,200         102,435,535
     Redemptions of shares                                                                     (114,585,084)        (61,479,076)
                                                                                          ------------------    ----------------
                                                                                          ------------------    ----------------

     Net increase (decrease) in net assets resulting from share transactions                     (1,532,884)         40,956,459
                                                                                          ------------------    ----------------
                                                                                          ------------------    ----------------

     Total increase in net assets                                                                10,508,645          85,816,174

NET ASSETS:
     Beginning of period                                                                        213,441,436         127,625,262
                                                                                          ------------------    ----------------
                                                                                          ------------------    ----------------

     End of period (1)                                                                  $       223,950,081   $     213,441,436
                                                                                          ==================    ================
                                                                                          ==================    ================

OTHER INFORMATION:

SHARES:
     Sold                                                                                         7,734,591           7,609,986
     Redeemed                                                                                    (7,880,684)         (4,562,158)
                                                                                          ------------------    ----------------
                                                                                          ------------------    ----------------

     Net increase                                                                                  (146,093)          3,047,828
                                                                                          ==================    ================
                                                                                          ==================    ================

(1) Including undistributed net investment loss                                         $                     $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MFS(R) SMALL-CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                            Year Ended December 31,
                                                ---------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------
                                                    2004            2003          2002 ~          2001 ~         2000 ~
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------
Net Asset Value, Beginning of Period          $         15.19  $       11.60          16.80  $        21.77  $       28.35

Income from Investment Operations

Net investment income                                                                                                 0.08
Net realized and unrealized gain (loss)                  0.91           3.59          (5.20)          (4.97)         (3.14)
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Total Income (Loss) From
     Investment Operations                               0.91           3.59          (5.20)          (4.97)         (3.06)
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Less Distributions

From net realized gains                                  0.00           0.00           0.00            0.00          (3.52)
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Net Asset Value, End of Period                $         16.10  $       15.19          11.60  $        16.80  $       21.77
                                                ==============   ============   ============   =============   ============
                                                ==============   ============   ============   =============   ============


Total Return                                            5.99%         30.95%        (30.95%)        (22.85%)       (12.38%)

Net Assets, End of Period ($000)              $       223,950  $     213,441        127,625  $      155,751  $     210,747

Ratio of Expenses to Average Net Assets:
     - Before Reimbursement                             1.03%          1.05%          1.08%           1.07%          1.03%
     - After Reimbursement #                            1.03%          1.04%          1.06%           1.06%          1.03%

Ratio of Net Investment Loss to
     Average Net Assets:
     - Before Reimbursement                            (0.76%)        (0.55%)        (0.74%)         (0.55%)        (0.39%)
     - After Reimbursement #                           (0.76%)        (0.54%)        (0.72%)         (0.54%)        (0.39%)

Portfolio Turnover Rate                               141.20%        174.65%        109.01%          99.01%        132.39%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim MFS(R) Small-Cap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Foreign Currency Translations

        The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

        The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.95% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.10% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,250 for the year ended December 31, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $301,749,436 and $298,632,892 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2004, the U.S. Federal income tax cost basis was $196,174,084. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $31,251,831 and gross depreciation of securities in which there was an excess of tax cost over value of $4,594,271 resulting in net appreciation of $26,657,560.

5. DISTRIBUTIONS TO SHAREHOLDERS

       As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                            0
      Undistributed capital gains                                                                              0
                                                                                                  ---------------
                                                                                                  ---------------
      Net accumulated earnings                                                                                 0
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized appreciation on investments                                                      26,657,560
      Capital loss carryforwards                                                                    (56,104,285)
      Post-October losses                                                                                      0
                                                                                                  ---------------
                                                                                                  ---------------
      Total accumulated loss on investments                                                         (29,446,725)
                                                                                                  ===============


        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales, net operating losses and capital loss carryforwards. For the year ended December 31, 2004 the Portfolio reclassified $1,633,847 from paid-in capital to undistributed net investment income and $8,138 from undistributed net investment income to accumulated net realized loss on investment. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

        At December 31, 2004, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $21,702,294 and $34,401,991, which expire in the years 2009 and 2010, respectively. For the year ended December 31, 2004, the Portfolio utilized $8,276,275 of capital loss carryforwards.

6. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all share information in the Financial Highlights prior to 2002 has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

7. TAX INFORMATION (unaudited)

       Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. No ordinary income distributions were declared for the year ended December 31, 2004, and therefore no dividend received deduction is available to the Portfolio's corporate shareholders.

Maxim Series Fund, Inc.

Maxim MFS (R) Small-Cap Growth Portfolio
Schedule of Investments
December 31, 2004

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 0.88%
      5,350 Ceradyne Inc*                                                306,074
     14,700 Engineered Support Systems Inc                               870,534
     12,700 Esterline Technologies Corp*                                 414,655
     12,300 Teledyne Technologies Inc*                                   361,989
                                                                      $1,953,252
AGRICULTURE --- 0.14%
     34,200 Terra Industries Inc*                                        303,696
                                                                        $303,696
AIR FREIGHT --- 0.27%
      6,700 CNF Inc                                                      335,670
      8,500 EGL Inc*                                                     254,065
                                                                        $589,735
AIRLINES --- 0.21%
     43,160 AirTran Holdings Inc*                                        461,812
                                                                        $461,812
BANKS --- 3.17%
      3,800 Alabama National BanCorp                                     245,100
     19,900 East West Bancorp Inc                                        835,004
      9,200 First BanCorp                                                584,292
      9,600 Glacier Bancorp Inc                                          326,784
     21,100 Hanmi Financial Corp                                         758,334
     11,100 MetroCorp Bancshares Inc                                     247,086
     36,000 Nara Bancorp Inc                                             765,720
     23,100 Southwest Bancorp of Texas Inc                               537,999
     39,840 Sterling Bancshares Inc                                      568,517
     21,800 UCBH Holdings Inc                                            998,876
     26,724 W Holding Co Inc                                             613,049
     10,300 Wintrust Financial Corp                                      586,688
                                                                      $7,067,449
BIOTECHNOLOGY --- 2.53%
     33,420 Affymetrix Inc*                                            1,221,501
    131,170 Encysive Pharmaceuticals Inc*                              1,302,518
     36,490 Incyte Genomics Inc*                                         364,535
     58,410 Keryx Biopharmaceuticals Inc*                                675,804
     56,480 Neurochem Inc*                                               990,094
    213,490 Vasogen Inc*                                               1,088,799
                                                                      $5,643,251
BROADCAST/MEDIA --- 2.62%
     65,500 AudioCodes Ltd*                                            1,087,955
     66,650 Citadel Broadcasting Co*                                   1,078,397
    137,590 Gemstar-TV Guide International Inc*                          814,533
     26,250 LodgeNet Entertainment Corp*                                 464,363
     94,880 Radio One Inc*                                             1,527,568
     26,700 Saga Communications Inc Class A*                             449,895
     16,320 Salem Communications Corp  Class A*                          407,184
                                                                      $5,829,895
BUILDING MATERIALS --- 1.32%
     27,200 Eagle Materials Inc                                        2,348,720
     17,300 Simpson Manufacturing Co Inc                                 603,770
                                                                      $2,952,490
CHEMICALS --- 1.32%
     25,300 Airgas Inc                                                   670,703
     14,300 Cytec Industries Inc                                         735,306
     10,100 Georgia Gulf Corp                                            502,980
     13,200 Headwaters Inc*                                              376,200
     37,800 UAP Holding Corp*                                            652,806
                                                                      $2,937,995
COMMUNICATIONS - EQUIPMENT --- 0.40%
     36,700 ViaSat Inc*                                                  890,709
                                                                        $890,709
COMPUTER HARDWARE & SYSTEMS --- 0.35%
      5,900 Hutchinson Technology Inc*                                   203,963
    110,500 Maxtor Corp*                                                 585,650
                                                                        $789,613
COMPUTER SOFTWARE & SERVICES --- 14.55%
     16,400 ANSYS Inc*                                                   525,784
     67,780 Activision Inc*                                            1,367,800
     16,000 Altiris Inc*                                                 566,880
      4,670 Arbinet Holdings Inc*                                        116,050
    189,760 Ariba Inc*                                                 3,150,016
     29,930 Audible Inc*                                                 779,677
     50,600 Blue Coat Systems Inc*                                       941,666
     89,800 Business Objects SA sponsored ADR*                         2,275,532
     17,600 CACI International Inc Class A*                            1,199,088
     57,000 Concur Technologies Inc*                                     507,870
     82,060 Digitas Inc*                                                 783,673
     22,490 FileNET Corp*                                                579,342
    273,740 Harris Interactive Inc*                                    2,162,546
     35,000 InfoSpace Inc*                                             1,664,250
      9,850 Kronos Inc*                                                  503,631
      7,800 MICROS Systems Inc*                                          608,868
     27,100 Macromedia Inc*                                              843,352
     33,250 MicroStrategy Inc*                                         2,003,313
     35,900 Ninetowns Digital World Trade Holdings Ltd*                  385,925
    128,860 Omnicell Inc*                                              1,417,460
     39,320 Open Solutions Inc*                                        1,020,747
     80,710 Opsware Inc*                                                 592,411
     38,360 PlanetOut Inc*                                               521,696
     28,150 Retalix Ltd*                                                 615,359
     66,520 SERENA Software Inc*                                       1,439,493
     11,200 SS&C Technologies Inc                                        231,280
     86,040 THQ Inc*                                                   1,973,758
     34,000 Take-Two Interactive Software Inc*                         1,182,860
     40,610 TriZetto Group Inc*                                          385,795
    125,120 Ultimate Software Group Inc*                               1,586,522
     36,100 ValueClick Inc*                                              481,213
                                                                     $32,413,857
DISTRIBUTORS --- 0.57%
     20,900 United Natural Foods Inc*                                    649,990
     20,700 WESCO International Inc*                                     613,548
                                                                      $1,263,538
ELECTRONIC INSTRUMENT & EQUIP --- 4.11%
     16,710 AO Smith Corp                                                500,297
     23,000 Amphenol Corp*                                               845,020
     74,800 Cognex Corp                                                2,086,920
     18,100 Excel Technology Inc*                                        470,600
     28,600 Littelfuse Inc*                                              976,976
     56,650 National Instruments Corp                                  1,543,713
     37,400 Photon Dynamics Inc*                                         908,072
    176,020 Thoratec Laboratories Corp*                                1,834,128
                                                                      $9,165,726
ELECTRONICS - SEMICONDUCTOR --- 9.15%
     45,290 ATMI Inc*                                                  1,020,384
    150,150 DSP Group Inc*                                             3,352,850
     19,300 Exar Corp*                                                   273,867
     86,380 Integrated Circuit Systems Inc*                            1,807,070
     17,600 Integrated Device Technology Inc*                            203,456
     37,360 MKS Instruments Inc*                                         693,028
     65,400 Micrel Inc*                                                  720,708
     57,970 OmniVision Technologies Inc*                               1,063,750
    181,730 PMC-Sierra Inc*                                            2,044,463
     94,680 PowerDsine Inc*                                            1,299,010
     28,625 Silicon Image Inc*                                           471,168
    180,060 Silicon Laboratories Inc*                                  6,357,919
    426,740 Zarlink Semiconductor Inc*                                 1,079,652
                                                                     $20,387,325
ENGINEERING & CONSTRUCTION --- 0.83%
    123,800 American Superconductor Corp*                              1,843,382
                                                                      $1,843,382
FINANCIAL SERVICES --- 3.40%
     18,900 ACE Cash Express Inc*                                        560,574
     26,000 Advance America Cash Advance Centers Inc*                    595,400
     30,000 BankUnited Financial Corp*                                   958,500
     40,982 Collegiate Funding Services*                                 577,436
     86,780 Education Lending Group Inc*                               1,345,958
     14,600 Euronet Worldwide Inc*                                       379,892
     12,040 First Marblehead Corp*                                       677,250
     19,700 Investors Financial Services Corp                            984,606
     65,750 MarketAxcess Holdings Inc*                                 1,118,408
     20,200 QC Holdings Inc*                                             387,032
                                                                      $7,585,056
GOLD, METALS & MINING --- 0.84%
     35,530 Aber Diamond Corp*                                         1,253,463
     30,500 RTI International Metals Inc*                                626,470
                                                                      $1,879,933
HARDWARE & TOOLS --- 0.42%
      1,900 Florida Rock Industries Inc                                  113,107
     64,020 Infrasource Services Inc*                                    832,260
                                                                        $945,367
HEALTH CARE RELATED --- 2.48%
      4,800 AMERIGROUP Corp*                                             363,168
      1,500 Cerner Corp*                                                  79,755
    104,000 Conceptus Inc*                                               843,960
     32,600 LifePoint Hospitals Inc*                                   1,135,132
     11,500 Martek Biosciences Corp*                                     588,800
      6,500 Molina Healthcare Inc*                                       301,470
     43,200 Penwest Pharmaceuticals Co*                                  516,672

      7,600 Sierra Health Services Inc*                                  418,836
     45,490 VistaCare Inc*                                               756,499
     16,284 Wellcare Health Plans Inc*                                   529,230
                                                                      $5,533,522

HOTELS/MOTELS --- 0.18%
     11,800 Fairmont Hotels & Resorts Inc                                408,752
                                                                        $408,752
HOUSEHOLD GOODS --- 0.28%
     29,400 Tempur-Pedic International Inc*                              623,280
                                                                        $623,280
INVESTMENT BANK/BROKERAGE FIRM --- 0.36%
     21,600 Cathay Bancorp Inc                                           810,000
                                                                        $810,000
LEISURE & ENTERTAINMENT --- 1.94%
     30,300 Aztar Corp*                                                1,058,076
     12,850 SCP Pool Corp                                                409,915
     84,850 WMS Industries Inc*                                        2,845,869
                                                                      $4,313,860
MACHINERY --- 1.90%
     10,600 Bucyrus International Inc                                    430,784
     20,600 CLARCOR Inc                                                1,128,262
      8,100 CUNO Inc*                                                    481,140
     12,600 IDEX Corp                                                    510,300
     16,100 Lincoln Electric Holdings Inc                                556,094
     12,600 Terex Corp*                                                  600,390
      6,500 Toro Co                                                      528,775
                                                                      $4,235,745
MANUFACTURING --- 1.31%
     11,400 Actuant Corp Class A*                                        594,510
     71,180 Applied Films Corp*                                        1,534,641
     21,800 Hexcel Corp*                                                 316,100
      9,400 Mine Safety Appliances Co                                    476,580
                                                                      $2,921,831
MEDICAL PRODUCTS --- 11.08%
     50,500 Align Technology Inc*                                        542,875
      6,000 AngioDynamics Inc*                                           132,900
    125,220 Aspect Medical Systems Inc*                                3,062,881
     61,490 Bruker BioSciences Corp*                                     247,805
     15,200 Closure Medical Corp*                                        296,400
     11,100 Cyberonics Inc*                                              229,992
    126,520 Cytyc Corp*                                                3,488,146
     53,830 DJ Orthopedics Inc*                                        1,153,039
     23,500 EPIX Pharmaceuticals Inc*                                    420,885
     17,540 Fisher Scientific International Inc*                       1,094,145
     40,870 Foxhollow Technologies Inc*                                1,004,993
     76,400 Gen-Probe Inc*                                             3,454,044
     43,380 IDEXX Laboratories Inc*                                    2,368,114
     16,600 Integra LifeSciences Holdings*                               613,038
     17,200 Mentor Corp                                                  580,328
     21,680 Millipore Corp*                                            1,079,881
     18,400 PolyMedica Corp                                              686,136
     12,400 Sybron Dental Specialties Inc*                               438,712
     48,800 Ventana Medical Systems Inc*                               3,122,712
      8,380 Viasys Healthcare Inc*                                       159,220
     38,390 Vnus Medical Technologies*                                   519,033
                                                                     $24,695,279
MISCELLANEOUS --- 0.15%
     10,100 RC2 Corp*                                                    329,260
                                                                        $329,260
OIL & GAS --- 2.87%
      9,100 Atwood Oceanics Inc*                                         474,110
     20,000 Cal Dive International Inc*                                  815,000
     13,410 Edge Petroleum Corp*                                         195,518
     67,000 Gasco Energy Inc*                                            285,420
    126,600 Grey Wolf Inc*                                               667,182
      8,000 Houston Exploration Co*                                      450,480
     20,200 Lone Star Technologies Inc*                                  675,892
     20,400 Maverick Tube Corp*                                          618,120
     18,500 Quicksilver Resources Inc*                                   680,430
      9,400 Stone Energy Corp*                                           423,846
     24,300 Superior Energy Services Inc*                                374,463
     10,900 Tidewater Inc                                                388,149
      9,100 Unit Corp*                                                   347,711
                                                                      $6,396,321
PAPER & FOREST PRODUCTS --- 0.14%
      7,000 Bowater Inc                                                  307,790
                                                                        $307,790
PHARMACEUTICALS --- 4.40%
     77,330 Auxilium Pharmaceuticals Inc*                                676,638
     21,300 CV Therapeutics Inc*                                         489,900
     11,900 Connetics Corp*                                              289,051
     28,190 Corcept Therapeutics Inc*                                    176,188
     62,480 Cypress Bioscience Inc*                                      878,469
     64,480 Inspire Pharmaceuticals Inc*                               1,081,330
     51,060 Mannkind Corp*                                               804,195
     87,300 Medicis Pharmaceutical Corp Class A                        3,065,103
     16,160 Neurocrine Biosciences Inc*                                  796,688
      5,600 Onyx Pharmaceuticals Inc*                                    181,384
     78,130 Vicuron Pharmaceuticals Inc*                               1,360,243
                                                                      $9,799,189
POLLUTION CONTROL --- 0.27%
     17,300 Waste Connections Inc*                                       592,525
                                                                        $592,525
REAL ESTATE --- 0.55%
     19,130 CB Richard Ellis Group Inc*                                  641,812
     24,300 Saxon Capital Inc REIT                                       582,957
                                                                      $1,224,769
RESTAURANTS --- 1.15%
     20,300 PF Changs China Bistro Inc*                                1,143,905
     19,600 Rare Hospitality International Inc*                          624,456
     26,100 Sonic Corp*                                                  796,050
                                                                      $2,564,411
RETAIL --- 5.83%
     33,520 1-800-FLOWERS.COM Inc*                                       281,903
     64,490 99 Cents Only Stores*                                      1,042,158
     10,500 AC Moore Arts & Crafts Inc*                                  302,505
     26,200 Celebrate Express Inc*                                       497,800
     19,950 Coldwater Creek Inc*                                         615,857
     22,800 GameStop Corp*                                               509,808
     14,520 Grupo Elektra SA de CV*                                      540,725
     63,600 MSC Industrial Direct Co Inc Class A                       2,288,328
     16,200 Nu Skin Asia Pacific Inc                                     411,156
     35,000 Regis Corp                                                 1,615,250
     16,600 Select Comfort Corp*                                         297,804
     26,200 Stamps.com Inc*                                              415,008
     34,030 Tractor Supply Co*                                         1,266,256
     27,600 Tuesday Morning Corp*                                        845,388
    127,210 Wild Oats Markets Inc*                                     1,120,720
     28,400 Yankee Candle Co*                                            942,312
                                                                     $12,992,978
SAVINGS & LOANS --- 1.81%
     22,300 Bank Mutual Corp                                             271,391
     21,100 Harbor Florida Bancshares Inc                                730,271
    112,000 NewAlliance Bancshares Inc                                 1,713,600
     74,400 Partners Trust Financial Group Inc                           866,760
     23,100 Provident Financial Services Inc                             447,447
                                                                      $4,029,469
SHOES --- 0.75%
     16,000 Reebok International Ltd                                     704,000
     15,310 Timberland Co Class A*                                       959,478
                                                                      $1,663,478
SPECIALIZED SERVICES --- 10.08%
     30,410 ADVO Inc                                                   1,084,117
     15,010 Advisory Board Co*                                           553,569
     27,700 Alliance Data Systems Corp*                                1,315,196
     21,880 Bright Horizons Family Solutions Inc*                      1,416,949
     26,060 Career Education Corp*                                     1,042,400
      5,170 Charles River Associates Inc*                                241,801
     38,360 CoStar Group Inc*                                          1,771,465
     54,040 Corinthian Colleges Inc*                                   1,018,384
     21,140 Corporate Executive Board Co                               1,415,112
     13,470 Getty Images Inc*                                            927,410
     24,400 Global Payments Inc                                        1,428,376
     38,700 Labor Ready Inc*                                             654,804
      8,300 Laureate Education Inc*                                      365,947
     25,530 PRA International*                                           632,633
     44,900 RH Donnelley Corp*                                         2,651,345
     22,270 Strayer Education Inc                                      2,445,023
      7,400 UTI Worldwide Inc                                            503,348
     78,780 Universal Technical Institute Inc*                         3,003,094
                                                                     $22,470,973
TELEPHONE & TELECOMMUNICATIONS --- 1.57%
     87,650 KVH Industries Inc*                                          858,970
     33,700 SpectraSite Inc*                                           1,951,230
     34,200 Tekelec*                                                     699,048
                                                                      $3,509,248
TEXTILES --- 0.69%
     13,090 Carter's Inc*                                                444,929
     59,200 Finish Line Inc                                            1,083,360
                                                                      $1,528,289
TRANSPORTATION --- 1.86%
      4,600 Arkansas Best Corp                                           206,494
     13,880 Arlington Tankers Ltd*                                       318,546
      9,100 Landstar System Inc*                                         670,124
     91,320 Sirva Inc*                                                 1,755,170
     48,300 West Marine Inc*                                           1,195,425
                                                                      $4,145,759

TOTAL COMMON STOCK --- 98.73%                                       $220,000,809
(Cost $192,248,422)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  2,831,000 Fannie Mae                                                 2,830,835
                  1.065%, January 3, 2005

TOTAL SHORT-TERM INVESTMENTS --- 1.27%                                $2,830,835
(Cost $2,830,835)

TOTAL MAXIM MFS (R) SMALL-CAP GROWTH PORTFOLIO --- 100%             $222,831,644
(Cost $195,079,257)

Legend
* Non-income Producing Security REIT - Real Estate Investment Trust ADR - American Depository Receipt See Notes to Financial Statements.

Summary of Investments by Sector

Maxim MFS(R) Small-Cap Growth Portfolio
December 31, 2004

                                                                           % of Portfolio
                 Sector                             Value ($)                Investments
------------------------------------------   -----------------------    ----------------------
------------------------------------------   -----------------------    ----------------------
Communications                                           10,229,852                     4.59%
Consumer Products & Services                             49,104,186                    22.04%
Financial Services                                       20,716,743                     9.30%
Health Care Related                                      45,671,241                    20.50%
Industrial Products & Services                           15,483,968                     6.95%
Natural Resources                                         8,887,740                     3.99%
Short Term Investments                                    2,830,835                     1.26%
Technology                                               64,709,773                    29.04%
Transportation                                            5,197,306                     2.33%
                                             -----------------------    ----------------------
                                             -----------------------    ----------------------
                                                      $ 222,831,644                   100.00%
                                             =======================    ======================
                                             =======================    ======================

 SHAREHOLDER EXPENSE EXAMPLE
 Maxim MFS Small-Cap Growth Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                       Beginning             Ending               Expenses Paid
                                     Account Value       Account Value            During Period*
                                      (7/1/2004)          (12/31/2004)           (7/1/04-12/31/04)

 Actual                                   $ 1,000.00          $ 1,049.22                       $ 5.31

 Hypothetical
 (5% return before expenses)              $ 1,000.00          $ 1,019.96                       $ 5.23

*Expenses are equal to the Portfolio's annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

------------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- -------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (79)    Director     March 22, 1988    President Emeritus, Denver Metro         39       Trustee, Orchard
                                  to present        Chamber of Commerce                               Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         39       Trustee, Orchard
Koeppe (72)                       to present                                                          Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       39       Trustee, Orchard
(64)                              to present        and Daniel, P.C.                                  Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------

------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    President and Chief Executive           39       Trustee, Orchard
McCallum (62)        President    present            Officer of Great-West Life &                     Series Fund,
                                                     Annuity Insurance Company;                       Committee
                                                     President and Chief Executive                    Member,
                                                     Officer, United States                           Great-West
                                                     Operations, The Great-West Life                  Variable Annuity
                                                     Assurance Company (1990 to                       Account A;
                                                     present); Co-President and Chief                 Director,
                                                     Executive Officer of Great-West                  Great-West
                                                     Lifeco Inc.; President and Chief                 Lifeco Inc.,
                                                     Executive Officer of GWL&A                       Great-West Life
                                                     Financial Inc.; President and                    & Annuity
                                                     Chief Executive Officer of First                 Insurance
                                                     Great-West Life & Annuity                        Company, First
                                                     Insurance Company                                Great-West Life
                                                                                                      & Annuity
                                                                                                      Insurance
                                                                                                      Company, and
                                                                                                      GWL&A Financial
                                                                                                      Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            39       Trustee, Orchard
Graye (49)                        present            Chief Financial Officer of                       Series Fund,
                                                     Great-West Life & Annuity                        Committee
                                                     Insurance Company; Executive Vice                Member,
                                                     President and Chief Financial                    Great-West
                                                     Officer, United States                           Variable Annuity
                                                     Operations, The Great-West Life                  Account A,
                                                     Assurance Company; Executive Vice                Manager, GW
                                                     President and Chief Operating                    Capital
                                                     Officer, One Benefits, Inc.;                     Management, LLC
                                                     Executive Vice President and                     and Orchard
                                                     Chief Financial Officer of GWL&A                 Capital
                                                     Financial Inc.; President, GW                    Management, LLC,
                                                     Capital Management, LLC and                      Director,
                                                     Orchard Capital Management, LLC;                 Orchard Trust
                                                     Executive Vice President, Orchard                Company and
                                                     Trust Company                                    Financial
                                                                                                      Administrative
                                                                                                      Services
                                                                                                      Corporation
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        39           Director,
(58)                              2001 to present    Finance and Investment                               Greenwood
                                                     Operations; Treasurer, GW Capital                Investments, LLC
                                                     Management, LLC, Orchard Capital
                                                     Management, LLC, Orchard Series
                                                     Fund and Great-West Variable
                                                     Annuity Account A; President,
                                                     Greenwood Investments, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President and Counsel, U.S.        39             None
Byrne (49)                        to present         Operations, The Great-West Life
                                                     Assurance Company and Orchard
                                                     Trust Company; Vice President,
                                                     Counsel and Associate Secretary,
                                                     Great-West Life & Annuity
                                                     Insurance Company, GWL&A
                                                     Financial Inc., First Great-West
                                                     Life & Annuity Insurance Company;
                                                     Canada Life Insurance Company of
                                                     America, Vice President, Counsel
                                                     and Secretary, Financial
                                                     Administrative Services
                                                     Corporation and EMJAY
                                                     Corporation; Secretary, GW
                                                     Capital Management, LLC, One
                                                     Orchard Equities, Inc. Greenwood
                                                     Investments, LLC, GWFS Equities,
                                                     Inc.,  Canada Life of America
                                                     Financial Services, Inc.,
                                                     Great-West Retirement Services,
                                                     Inc., Advised Assets Group, LLC,
                                                     Great-West Variable Annuity
                                                     Account A, and Orchard Series Fund
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

* Refers to a Director or officer who is an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent Director."


The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2004, there were 39 funds for which the Directors serve as Directors or Trustees, 34 of which were Portfolios of the Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.


Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 75332.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) The registrant approved an Amended and Restated Code of Ethics for Securities Transactions of Access Persons on December 8, 2004, with an effective date of January 1, 2005. The amendments added a provision prohibiting Access Persons (which include the registrant's principal executive offer, principal financial officer, principal accounting officer or controller, or persons performing similar functions) from engaging in the purchase and sale, or sale and purchase, of the same or equivalent securities within ninety calendar days ("short term trades"). The amendment provides that all profits from short-term trades are subject to disgorgement. The amendments to the Code of Ethics also contain provisions mandating compliance by Access Persons with federal securities laws and requiring that Access Persons report any violations of the Code of Ethics promptly to the Chief Compliance Officer.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $247,600 for fiscal year 2003 and $252,000 for fiscal year 2004.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $44,400 for fiscal year 2003 and $33,000 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $97,555 for fiscal year 2003 and $174,085 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2


--------
1 No pre-approval is required as to non-audit services provided to the Fund if:
(a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2003 equaled $1,035,850, and for fiscal year 2004 equaled $429,000.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

---------
3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item 10.



ITEM 11.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 12. EXHIBITS.


(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    February 28, 2005